Summary of significant accounting policies (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Restructuring Cost and Reserve [Line Items]
Schedule of basic and diluted net loss per ordinary shares

	Three months ended March 31,
	2025	2024

Numerator:
Net loss	$(4,674,358)	$(3,034,984)

Denominator:
Weighted average ordinary shares outstanding	35,374,891	33,980,753

Basic and diluted net (loss) per share	$(0.13)	$(0.09)

The following tables provide the calculation of basic and diluted net loss per ordinary share for the year ended December 31, 2024, and December 31, 2023:

	Year ended December 31,
	2024	2023

Numerator:
Net loss	$(39,475,321)	$(15,306,550)

Denominator:
Weighted average ordinary shares outstanding	38,163,168	33,980,753

Basic and diluted net (loss) per share	$(1.03)	$(0.45)

Schedule of Fair Value Assumptions of Awards

The Company estimates the fair value of awards using an Income Approach (Finnerty method). The Company accounts forfeitures as they occur. For the awards granted on July 29, 2022, the following assumptions were used in the model:

Expected Volatility (39.84% to 43.74%)

Expected Dividend Yield (0%)

Expected Time to Liquidity (0.92 years to 2.92 years)

Exercise Price ($Nil)

Stock price at grant date ($6.55)

CURRENC GROUP INC. AND SUBSIDIARIES

NOTES TO THE CONDENSED CONSOLIDATED FINANCIAL STATEMENTS (UNAUDITED)

2 Summary of significant accounting policies (continued)

Weighted Average Fair Value of 1 Share ($5.73)

The fair value of the awards granted on July 29, 2022 is $33,284,970.

The Company estimates the fair value of awards using an Income Approach (Finnerty method). The Company accounts forfeitures as they occur. For the awards granted on July 29, 2022, the following assumptions were used in the model:

Expected Volatility (39.84% to 43.74%)

Expected Dividend Yield (0%)

Expected Time to Liquidity (0.92 years to 2.92 years)

Exercise Price ($Nil)

Stock price at grant date ($6.55)

Weighted Average Fair Value of 1 Share ($5.73)

Schedule of Fair Assumptions of Awards Granted

For the awards granted on August 21, 2024, the following assumptions were used in the model:

Expected Volatility (26.65% to 42.32%)

Expected Dividend Yield (0%)

Expected Time to Liquidity (0.03 years to 2.03 years)

Exercise Price ($Nil)

Stock price at grant date ($6.22)

Weighted Average Fair Value of 1 Share ($5.75)

For the awards granted on August 21, 2024, the following assumptions were used in the model:

Expected Volatility (26.65% to 42.32%)

Expected Dividend Yield (0%)

Expected Time to Liquidity (0.03 years to 2.03 years)

Exercise Price ($Nil)

Stock price at grant date ($6.22)

Weighted Average Fair Value of 1 Share ($5.75)

Schedule of restatement of each financial statement

The following tables summarize the effect of the restatement on each financial statement line item as of the date, and for the periods indicated.

	December 31, 2024
	Previously Reported	Adjustments	As Restated
	US$	US$	US$
Consolidated Balance Sheets as of December 31, 2024
Prepayments, receivables and other assets	24,738,392	(3,790,176)	20,948,216
Accounts payable, accruals and other payables	59,119,916	(3,790,176)	55,329,740

Schedule of computation of diluted loss per share

The following table sets forth the total number of shares that may potentially be dilutive ordinary shares in the future. The holders of these shares do not have a contractual obligation to share in the Company’s losses. The Company excluded the following potential ordinary shares, presented based on amounts outstanding at each period end, from the computation of diluted loss per share:

	March 31, 2025	March 31, 2024

Warrants	17,796,765	-
Convertible bonds (treasury stock method)	1,027,997	2,604,554

The following table conveys the number of shares that may potentially be dilutive ordinary shares in the future. The holders of these shares do not have a contractual obligation to share in the Company’s losses. The Company excluded the following potential ordinary shares, presented based on amounts outstanding at each period end, from the computation of diluted loss per share:

	December 31, 2024	December 31, 2023

Warrants	17,796,765	-
Convertible bonds (treasury stock method)	244,515	2,523,557

Schedule of Depreciation of Equipment Estimated Useful lives

Depreciation of equipment is calculated using the straight-line method with no residual values over their estimated useful lives, as follows:

Office equipment	10%
Furniture and fittings	10%
Renovation	10%
Signboard	10%
Computer peripherals	33%
Electrical installation	10%
Mobile phone	33%
Motor vehicle	20%
Air conditioners	10%
Store equipment	20%

Schedule of Key Assumptions Used in Valuation

As of August 31, 2024, and December 31, 2024, the key assumptions used in the valuation were as follows:

Key Assumptions	August 31, 2024	December 31, 2024
Stock Price (USD)	6.28	1.80
Risk-Free Rate (%)	4.11	4.09
Volatility Rate (%)	36.86	47.23
Bond Yield (%)	15.55	13.90

Seamless Group Inc [Member]
Restructuring Cost and Reserve [Line Items]
Schedule of Fair Assumptions of Awards Granted

The Company estimates the fair value of awards using a binomial pricing model. The Company accounts forfeitures as they occur. For the awards granted on July 29, 2022, the following assumptions were used in the model:

Expected Volatility (39.84% to 43.74%)

Expected Dividend Yield (0%)

Expected Time to Liquidity (0.92 years to 2.92 years)

Exercise Price ($Nil)

Stock price at grant date ($6.55)

Weighted Average Fair Value of 1 Share ($5.73)

Schedule of restatement of each financial statement

The following tables summarize the effect of the restatement on each financial statement line item as of the date, and for the periods indicated.

	December 31, 2022
	Previously Reported	Adjustments	As Restated
	US$	US$	US$
Consolidated Balance Sheets as of December 31, 2022
Prepayments, receivables and other assets	31,776,196	5,787,354	37,563,550
Accounts payable, accruals and other payables	53,159,031	5,787,354	58,946,385

Consolidated Statement of Cash Flows for the year ended December 31, 2022
Prepayments, receivables and other assets	(8,433,545)	2,636,855	(5,796,690)
Accounts payable, accruals and other payables	(9,612,845)	(2,636,855)	(12,249,700)

Schedule of depreciation of equipment and software straight line method

Depreciation of equipment is calculated using the straight-line method with no residual values over their estimated useful lives, as follows:

Office equipment	10%
Furniture and fittings	10%
Renovation	10%
Signboard	10%
Computer peripherals	33%
Electrical installation	10%
Mobile phone	33%
Motor vehicle	20%
Air conditioners	10%
Store equipment	20%

InFint Acquisition Corporation [Member]
Restructuring Cost and Reserve [Line Items]
Schedule of reconciliation of ordinary share subject to possible redemption

The amount of Class A ordinary shares reflected on the balance sheet are reconciled in the following table:

Class A ordinary shares subject to possible redemption at January 1, 2022	$202,998,782
Accretion of carrying value to initial redemption value	5,934,098
Class A ordinary shares subject to possible redemption at December 31, 2022	$208,932,880
Accretion of carrying value to initial redemption value	7,715,207
Redemption of Class A Ordinary Shares	(133,124,975)
Class A ordinary shares subject to possible redemption at December 31, 2023	$83,523,112

Schedule of basic and diluted net loss per ordinary shares

The following table reflects the calculation of basic and diluted net loss per ordinary share (in dollars, except per share amounts):

	For the year ended December 31, 2023		For the year ended December 31, 2022
	Class A	Class B	Class A	Class B
Basic and diluted net income (loss) per ordinary share
Numerator:
Allocation of net income (loss)	$2,003,234	$1,165,646	$(860,883)	$(251,081)
Denominator:
Basic and diluted weighted average common shares	10,024,516	5,833,083	19,999,880	5,833,083
Basic and diluted net income (loss) per ordinary share	$0.20	$0.20	$(0.04)	$(0.04)